Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 49,208	$ 7,134	¥ 45,751	¥ 52,137
impairment recognized on property and equipment	¥ 0		¥ 0	¥ 9,226